SCHEDULE OF ALLOCATION OF PURCHASE PRICE TO NET ASSETS (Details) (Parenthetical)	Jun. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Debt Instrument, Interest Rate, Effective Percentage	10.00%